Form N-1A Cover	Sep. 03, 2025
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	Strategy Shares
Entity Central Index Key	0001506213
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2025
Document Creation Date	Sep. 03, 2025
Document Effective Date	Sep. 03, 2025
Prospectus Date	Sep. 01, 2025